SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES OF THE FUNDS LISTED BELOW:

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below-listed DWS funds and share classes, as applicable, will be renamed as follows:

Current Fund Name (Current Class Name, as applicable)	New Fund Name (New Class Name, as applicable)
DWS Alternative Asset Allocation Fund	Deutsche Alternative Asset Allocation Fund
DWS California Tax-Free Income Fund	Deutsche California Tax-Free Income Fund
DWS Capital Growth Fund	Deutsche Capital Growth Fund
DWS Communications Fund	Deutsche Communications Fund
DWS Core Equity Fund	Deutsche Core Equity Fund
DWS Core Fixed Income Fund	Deutsche Core Fixed Income Fund
DWS Core Plus Income Fund	Deutsche Core Plus Income Fund
DWS CROCI® Sector Opportunities Fund	Deutsche CROCI® Sector Opportunities Fund
DWS Diversified Market Neutral Fund	Deutsche Diversified Market Neutral Fund
DWS EAFE® Equity Index Fund	Deutsche EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund	Deutsche Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund	Deutsche Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed Income Fund	Deutsche Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund	Deutsche Enhanced Global Bond Fund
DWS Equity 500 Index Fund	Deutsche Equity 500 Index Fund
DWS Equity Dividend Fund	Deutsche Equity Dividend Fund
DWS Floating Rate Fund	Deutsche Floating Rate Fund
DWS Global Equity Fund	Deutsche Global Equity Fund
DWS Global Growth Fund	Deutsche Global Growth Fund
DWS Global High Income Fund	Deutsche Global High Income Fund
DWS Global Income Builder Fund	Deutsche Global Income Builder Fund
DWS Global Inflation Fund	Deutsche Global Inflation Fund
DWS Global Small Cap Fund	Deutsche Global Small Cap Fund
DWS GNMA Fund	Deutsche GNMA Fund
DWS Gold & Precious Metals Fund	Deutsche Gold & Precious Metals Fund
DWS Health and Wellness Fund	Deutsche Health and Wellness Fund
DWS High Income Fund	Deutsche High Income Fund
DWS Intermediate Tax/AMT Free Fund	Deutsche Intermediate Tax/AMT Free Fund
DWS International Fund	Deutsche International Fund
DWS International Value Fund	Deutsche International Value Fund
DWS Large Cap Focus Growth Fund	Deutsche Large Cap Focus Growth Fund
DWS Large Cap Value Fund	Deutsche Large Cap Value Fund
DWS Latin America Equity Fund	Deutsche Latin America Equity Fund
DWS LifeCompass 2015 Fund	Deutsche LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund	Deutsche LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund	Deutsche LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund	Deutsche LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund	Deutsche LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund	Deutsche Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund	Deutsche Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund	Deutsche Mid Cap Growth Fund

June 4, 2014 PROSTKR-396

Current Fund Name (Current Class Name, as applicable)	New Fund Name (New Class Name, as applicable)
DWS Mid Cap Value Fund	Deutsche Mid Cap Value Fund
DWS Money Market Prime Series: DWS Cash Investment Trust Class A DWS Cash Investment Trust Class B DWS Cash Investment Trust Class C DWS Cash Investment Trust Class S DWS Money Market Fund
Deutsche Money Market Prime Series:
Deutsche Cash Investment Trust Class A
Deutsche Cash Investment Trust Class B
Deutsche Cash Investment Trust Class C
Deutsche Cash Investment Trust Class S
Deutsche Money Market Fund

DWS New York Tax-Free Income Fund	Deutsche New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund	Deutsche Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund	Deutsche Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund	Deutsche Real Estate Securities Fund
DWS RREEF Real Estate Securities Income Fund	Deutsche Real Estate Securities Income Fund
DWS S&P 500 Index Fund	Deutsche S&P 500 Index Fund
DWS Science and Technology Fund	Deutsche Science and Technology Fund
DWS Select Alternative Allocation Fund	Deutsche Select Alternative Allocation Fund
DWS Short Duration Fund	Deutsche Short Duration Fund
DWS Short-Term Municipal Bond Fund	Deutsche Short-Term Municipal Bond Fund
DWS Small Cap Core Fund	Deutsche Small Cap Core Fund
DWS Small Cap Growth Fund	Deutsche Small Cap Growth Fund
DWS Small Cap Value Fund	Deutsche Small Cap Value Fund
DWS Strategic Equity Long/Short Fund	Deutsche Strategic Equity Long/Short Fund
DWS Strategic Government Securities Fund	Deutsche Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund	Deutsche Strategic High Yield Tax-Free Fund
DWS Target 2014 Fund	Deutsche Target 2014 Fund
DWS U.S. Bond Index Fund	Deutsche U.S. Bond Index Fund
DWS Ultra-Short Duration Fund	Deutsche Ultra-Short Duration Fund
DWS Unconstrained Income Fund	Deutsche Unconstrained Income Fund
DWS World Dividend Fund	Deutsche World Dividend Fund
DWS Alternative Asset Allocation VIP	Deutsche Alternative Asset Allocation VIP
DWS Bond VIP	Deutsche Bond VIP
DWS Capital Growth VIP	Deutsche Capital Growth VIP
DWS Core Equity VIP	Deutsche Core Equity VIP
DWS Equity 500 Index VIP	Deutsche Equity 500 Index VIP
DWS Global Equity VIP	Deutsche Global Equity VIP
DWS Global Growth VIP	Deutsche Global Growth VIP
DWS Global Income Builder VIP	Deutsche Global Income Builder VIP
DWS Global Small Cap VIP	Deutsche Global Small Cap VIP
DWS Government & Agency Securities VIP	Deutsche Government & Agency Securities VIP
DWS High Income VIP	Deutsche High Income VIP
DWS International VIP	Deutsche International VIP
DWS Large Cap Value VIP	Deutsche Large Cap Value VIP
DWS Money Market VIP	Deutsche Money Market VIP
DWS Small Cap Index VIP	Deutsche Small Cap Index VIP
DWS Small Mid Cap Growth VIP	Deutsche Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP
DWS Unconstrained Income VIP	Deutsche Unconstrained Income VIP

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

Please Retain This Supplement for Future Reference

June 4, 2014
PROSTKR-396

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